INTANGIBLES AND GOODWILL - Amortization of finite-lived intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	$ 110	$ 108
Recorded in cost of product sold [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	3	3
Selling [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	99	103
General and administrative [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles	$ 8	$ 2